Equity (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 05, 2025	Aug. 27, 2025	Jan. 31, 2025	Jan. 03, 2025	Dec. 30, 2024	Aug. 26, 2024	Dec. 14, 2023	May 31, 2025	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 26, 2025	Sep. 03, 2025	Jul. 01, 2025	Apr. 25, 2025	Apr. 21, 2025	Jan. 07, 2025	Jan. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights												The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Preferred Stock, Issued										1		1		1	1
Total consideration payable in shares of class A common stock														$ 1,500
Common stock par value										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Description of equity facility financing agreement												50 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance		1,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Common stock, shares authorized										275,000,000		275,000,000		275,000,000	275,000,000
Gains losses on extinguishment of debt										$ 715,000	$ 146,000	$ 715,000	$ 4,489,000	$ 4,488,627	$ 680,762
Shares issued										269,058		269,058		52,732	4,098
Shares issued to GEM											330,000			$ 329,996	$ 784,943
Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			449
Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement								$ 330,000
Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								162
Initial exercise price								$ 680.00
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM													330,000
Reverse Stock Split [Member] | Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding								162
Initial exercise price								$ 680.00
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsExercisedInPeriod]														1,005
Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of lowest daily volume weighted average price							90.00%
Commitment fee payable							$ 500,000
Maximum floor price							$ 200,000.00															$ 4,000.00
Floor price							The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day							75.00%
Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maximum floor price							$ 200,000.00															$ 4,000.00
ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commission rate percentage		3.00%
Incidental expense		$ 2,500
Shares issued														9,082
Net proceeds												$ 2,636,000		$ 3,429,257
ATM Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees		100,000
Wainwright reimbursement		$ 5,000
ATM Agreement [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										10,726		10,726
Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				75													260	118	200
Shares issued to GEM				$ 232,500
Consulting Agreement [Member] | Reverse Stock Split [Member] | Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				75													260	118	200
Verista Partners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						15
Shares issued to GEM						$ 49,800
Verista Partners Inc [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						15
Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued
Series FE Preferred Stock [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued
Series FE Preferred Stock [Member] | Merger Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued										1		1		1
Preferred stock term												2		2
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										250,000,000		250,000,000		250,000,000	250,000,000
Shares issued										265,672		265,672		51,576	2,942
Common Class A [Member] | Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM			$ 1,661,677
Shares issued			449
Common Class A [Member] | CP BF [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																					1
Warrants exercise																					1
Common Class A [Member] | Alco [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																				524
Common Class A [Member] | FEIV [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																5,883
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								159
Price per share								$ 1,380.00
Common Class A [Member] | Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								160
Price per share								$ 1,380.00
Common Class A [Member] | Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants								162
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value		$ 0.0001
Common Class A [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										265,672		265,672
Common Class A [Member] | Reverse Stock Split [Member] | Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued			449
Common Class A [Member] | Reverse Stock Split [Member] | CP BF [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																5,883				524	1
Warrants exercise																					1
Common Class A [Member] | Reverse Stock Split [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								159
Price per share								$ 1,380.00
Common Class A [Member] | Reverse Stock Split [Member] | Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								159
Price per share								$ 1,380.00
Common Class A [Member] | Reverse Stock Split [Member] | Private Placement [Member] | Investor [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants								162
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration payable in shares of class A common stock							$ 100,000,000
Common stock par value							$ 0.0001
Percentage of shares outstanding at the date of advance notice							9.99%
Percentage of average daily volume weighted average price							95.00%
Percentage of lowest daily volume weighted average price							96.00%
Percentage of voting power							9.99%
Percentage of outstanding shares							19.99%
Shares issued as payment off deferred fee									7
Share price							$ 50,000
Conversion Price							200,000.00
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 1 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														6,330
Proceeds from issuance or sale of equity												$ 4,736,000		$ 6,473,887
Gains losses on extinguishment of debt												189,000		$ 340,850
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														8,080
Gains losses on extinguishment of debt												38,000		$ 467,656
Derivative liabilities										$ 38,000		38,000		$ 467,656
Shares sold														8,080
Total proceeds												$ 755
Gross proceeds														$ 11,222,588
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price							1,000,000.00
Conversion Price							200,000.00
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member] | Option 1 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										108,815		108,815
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										14,000		14,000
Shares sold										14,000		14,000
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM	$ 8,200,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										25,000,000		25,000,000		25,000,000	25,000,000
Shares issued										3,386		3,386		1,156	1,156
Common Class B [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										3,386		3,386
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value							$ 0.0001
Percentage of voting power							9.99%
Percentage of outstanding shares							19.99%
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Issued
Preferred Stock [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Preferred Stock [Member] | Series FE Preferred Stock [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Common Stock [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares sold					153
Gross proceeds					$ 48,000